Analysis of Foreign Currency Translation, Net of Tax (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cumulative Translation Adjustment Summary [Roll Forward]
Beginning amount of cumulative translation adjustments	$ 6,923	$ 6,231	$ 10,240
Aggregate adjustment for the period resulting from translation adjustments	1,318	1,065	(6,168)
Amount of income tax expense for the period related to aggregate adjustment	(461)	(373)	2,159
Net aggregate translation included in equity	857	692	(4,009)
Ending amount of cumulative translation adjustments	$ 7,780	$ 6,923	$ 6,231
Canadian dollar to United States dollar foreign exchange rate at end of year	0.79812	0.74568	0.71989